[Ameritas Life Insurance Corp. Logo]
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                                                                 5900 "O" Street
                                                              Lincoln, NE  68510
                                                                    402-467-1122

May 4, 2012

                                               Transmitted via EDGAR on 5-4-2012

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Attention: Filing Desk

RE:      Ameritas Life Insurance Corp. of New York ("Depositor" or
         "Ameritas Life of NY")
         Ameritas Life of NY Separate Account VUL (1940 Act No. 811-09979) ("Registrant")
         Overture Encore! II Flexible Premium Variable Universal Life Insurance Policy (1933 Act No. 333-39110)
         Rule 497(j) Certification

Dear Sir or Madam:

Ameritas Life Insurance Corp. ("Ameritas Life") provides administrative and legal services for its affiliates, including Ameritas Life of NY, which is a wholly owned subsidiary of Ameritas Life.

In lieu of filing with the Securities and Exchange Commission ("SEC") the definitive prospectus dated May 1, 2012, for Ameritas Life of NY Separate Account VUL ("Separate Account"), File No. 333-39110, as otherwise required by Rule 497(c) under the Securities Act of 1933, Ameritas Life Insurance Corp.,on behalf of the Separate Account, hereby certifies that:

     1. The form of prospectus that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 6 to the Separate Account's registration statement for File No. 333-39110 on Form N-6 filed with the SEC April 25, 2012, and

     2. The text of Post-Effective Amendment No. 6 to the Separate Account's registration statement for File No. 333-39110 on Form N-6 has been filed electronically via EDGAR.

If you have any questions or comments concerning this filing, please telephone me at 402-467-7847.

Sincerely,

/s/ Ann D. Diers

Ann D. Diers
Vice President & Associate General Counsel,
Variable Contracts & AIC